UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6456

Nuveen Premier Municipal Income Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         1/31/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)

	Nuveen Premier Municipal Income Fund, Inc. (NPF)
	January 31, 2014

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 157.5% (100.0% of Total Investments)
	MUNICIPAL BONDS – 157.5% (100.0% of Total Investments)
	Alabama – 1.7% (1.1% of Total Investments)
$ 2,010	Alabama Special Care Facilities Financing Authority, Revenue Bonds, Ascension Health, Series	11/16 at 100.00	AA+	$ 2,031,989
	2006C-2, 5.000%, 11/15/39
	Birmingham Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist Health
	System Inc., Series 2005A:
1,200	5.250%, 11/15/20	11/15 at 100.00	Baa2	1,232,940
400	5.000%, 11/15/30	11/15 at 100.00	Baa2	386,736
1,000	Montgomery BMC Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist	11/14 at 100.00	A3 (4)	1,039,340
	Medical Center, Series 2004C, 5.250%, 11/15/29 (Pre-refunded 11/15/14)
4,610	Total Alabama			4,691,005
	Alaska – 0.2% (0.2% of Total Investments)
1,000	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,	6/14 at 100.00	B2	693,800
	Series 2006A, 5.000%, 6/01/46
	Arizona – 4.2% (2.6% of Total Investments)
2,335	Arizona Sports and Tourism Authority, Senior Revenue Refunding Bonds, Multipurpose Stadium	7/22 at 100.00	A1	2,411,822
	Facility Project, Series 2012A, 5.000%, 7/01/36
	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health
	Network, Series 2005B:
100	5.250%, 12/01/24	12/15 at 100.00	BBB+	102,352
135	5.250%, 12/01/25	12/15 at 100.00	BBB+	137,903
7,000	Phoenix, Arizona, Civic Improvement Revenue Bonds, Civic Plaza, Series 2005B, 5.500%, 7/01/39 –	No Opt. Call	AA	7,875,837
	FGIC Insured
1,200	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc	No Opt. Call	A–	1,214,988
	Prepay Contract Obligations, Series 2007, 5.000%, 12/01/37
10,770	Total Arizona			11,742,902
	Arkansas – 0.8% (0.5% of Total Investments)
2,155	Arkansas Development Finance Authority, State Facility Revenue Bonds, Department of Correction	11/15 at 100.00	AA– (4)	2,330,913
	Special Needs Unit Project, Series 2005B, 5.000%, 11/01/25 (Pre-refunded 11/01/15) –
	AGM Insured
	California – 21.7% (13.7% of Total Investments)
3,000	Anaheim Public Financing Authority, California, Senior Lease Bonds, Public Improvement Project,	9/17 at 100.00	A1	2,946,390
	Refunding Series 2007A-1, 4.375%, 3/01/37 – FGIC Insured
	Anaheim Public Financing Authority, California, Subordinate Lease Revenue Bonds, Public
	Improvement Project, Series 1997C:
2,945	0.000%, 9/01/27 (5)	No Opt. Call	AA–	1,482,012
2,255	0.000%, 9/01/32 – AGM Insured	No Opt. Call	AA–	796,376
1,000	Arcadia Unified School District, Los Angeles County, California, General Obligation Bonds,	2/17 at 44.77	Aa2	360,200
	Election 2006 Series 2007A, 0.000%, 8/01/33 – AGM Insured
1,055	Brisbane School District, San Mateo County, Califronia, General Obligation Bonds, Election	No Opt. Call	AA–	342,326
	2003 Series 2005, 0.000%, 7/01/35 – AGM Insured
1,700	Byron Unified School District, Contra Costa County, California, General Obligation Bonds,	No Opt. Call	Aa3	664,207
	Series 2007B, 0.000%, 8/01/32 – SYNCORA GTY Insured
1,350	California Educational Facilities Authority, Revenue Bonds, University of Southern California,	10/15 at 100.00	Aa1	1,425,371
	Series 2005, 4.750%, 10/01/28
1,975	California Health Facilities Financing Authority, Revenue Bonds, Catholic Healthcare West,	No Opt. Call	A	2,011,814
	Series 2004I, 4.950%, 7/01/26 (Mandatory put 7/01/14)
1,700	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services,	10/19 at 100.00	AA	1,901,093
	Series 2009B, 5.500%, 10/01/39
4,900	California State, General Obligation Bonds, Series 2004, 5.000%, 6/01/23 – AMBAC Insured	12/14 at 100.00	A1	5,082,915
500	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	7/15 at 100.00	BBB–	465,320
	Health System, Series 2005A, 5.000%, 7/01/39
1,600	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente	8/16 at 100.00	A+	1,643,680
	System, Series 2001C, 5.250%, 8/01/31
1,025	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender	No Opt. Call	AA–	1,273,235
	Option Bond Trust 3175, 13.788%, 5/15/14 (IF)
1,000	Chula Vista, California, Industrial Development Revenue Bonds, San Diego Gas and Electric	6/14 at 102.00	A1	1,034,840
	Company, Series 1996A, 5.300%, 7/01/21
5,045	Culver City Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment	11/21 at 61.42	A	2,045,092
	Project, Capital Appreciation Series 2011A, 0.000%, 11/01/27
3,010	El Camino Community College District, California, General Obligation Bonds, Election of 2002	8/22 at 100.00	Aa1	1,922,517
	Series 2012C, 0.000%, 8/01/25
25,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series	No Opt. Call	Aaa	24,502,747
	1995A, 0.000%, 1/01/17 (ETM)
3,500	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/17 at 100.00	B	2,535,645
	Bonds, Series 2007A-1, 5.125%, 6/01/47
6,005	Los Angeles Unified School District, California, General Obligation Bonds, Series 2005E, 5.000%,	7/15 at 100.00	Aa2 (4)	6,412,077
	7/01/22 (Pre-refunded 7/01/15) – AMBAC Insured
4,615	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley Project	No Opt. Call	A–	1,035,791
	Area, Series 2011B, 0.000%, 10/01/38
	San Diego County, California, Certificates of Participation, Burnham Institute, Series 2006:
100	5.000%, 9/01/21	9/15 at 102.00	Baa2	103,863
110	5.000%, 9/01/23	9/15 at 102.00	Baa2	112,620
2,000	San Francisco, California, Community Facilities District 6, Mission Bay South Public Improvements,	8/22 at 29.31	N/R	303,920
	Special Tax Refunding Bonds, Series 2013C, 0.000%, 8/01/43
1,145	Southern Kern Unified School District, Kern County, California, General Obligation Bonds, Series	No Opt. Call	AA	497,823
	2006C, 0.000%, 11/01/30 – AGM Insured
1,175	Southern Kern Unified School District, Kern County, California, General Obligation Bonds, Series	No Opt. Call	AA–	366,800
	2010B, 0.000%, 11/01/35 – AGM Insured
77,710	Total California			61,268,674
	Colorado – 9.1% (5.8% of Total Investments)
1,000	Colorado Health Facilities Authority, Revenue Bonds, Evangelical Lutheran Good Samaritan	6/16 at 100.00	A–	1,007,150
	Society, Series 2005, 5.000%, 6/01/29
1,150	Colorado Health Facilities Authority, Revenue Bonds, Parkview Medical Center, Series 2004,	9/14 at 100.00	A3	1,150,978
	5.000%, 9/01/25
400	Colorado Health Facilities Authority, Revenue Bonds, Poudre Valley Health Care, Series 2005F,	3/15 at 100.00	A+	405,616
	5.000%, 3/01/25
750	Colorado Health Facilities Authority, Revenue Bonds, Vail Valley Medical Center, Series 2004,	1/15 at 100.00	A–	772,598
	5.000%, 1/15/17
	Denver City and County, Colorado, Airport Revenue Bonds, Series 2006:
4,060	5.000%, 11/15/23 – FGIC Insured	11/16 at 100.00	A+	4,452,480
6,800	5.000%, 11/15/24 – FGIC Insured	11/16 at 100.00	A+	7,433,964
8,940	5.000%, 11/15/25 – FGIC Insured	11/16 at 100.00	A+	9,745,312
660	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue	12/20 at 100.00	AA–	718,595
	Refunding Bonds, Series 2011, 6.125%, 12/01/41 – AGM Insured
23,760	Total Colorado			25,686,693
	Florida – 2.0% (1.3% of Total Investments)
105	Marion County Hospital District, Florida, Revenue Bonds, Munroe Regional Medical Center, Series	10/17 at 100.00	Baa1	107,786
	2007, 5.000%, 10/01/34
1,500	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Refunding	6/20 at 100.00	Ba1	1,463,625
	Bonds, Indiantown Cogeneration LP, Series 2013, 3.950%, 12/15/21 (Alternative Minimum Tax)
1,000	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System	8/17 at 100.00	AA	1,009,170
	Obligation Group, Series 2007, 5.000%, 8/15/42
2,150	Sumter County, Florida, Capital Improvement Revenue Bonds, Series 2006, 5.000%, 6/01/30 –	6/16 at 100.00	A	2,268,186
	AMBAC Insured
700	Tampa, Florida, Cigarette Tax Allocation Bonds, H. Lee Moffitt Cancer Center Project, Refunding &	9/22 at 100.00	A+	753,837
	Capital Improvement Series 2012A, 5.000%, 9/01/29
5,455	Total Florida			5,602,604
	Georgia – 1.9% (1.2% of Total Investments)
	Coffee County Hospital Authority, Georgia, Revenue Bonds, Coffee County Regional Medical Center,
	Series 2004:
500	5.000%, 12/01/19	12/14 at 100.00	BB–	497,220
1,000	5.250%, 12/01/22	12/14 at 100.00	BB–	988,110
1,480	East Point Building Authority, Georgia, Revenue Bonds, Water and Sewer Project Revenue Bonds,	2/16 at 100.00	N/R	1,449,778
	Series 2006A, 5.000%, 2/01/34 – SYNCORA GTY Insured
1,000	Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series 2006B, 5.000%, 3/15/20	No Opt. Call	A	1,114,320
1,425	Valdosta and Lowndes County Hospital Authority, Georgia, Revenue Certificates, South Georgia	10/21 at 100.00	Aa2	1,458,146
	Medical Center Project, Series 2011B, 5.000%, 10/01/41
5,405	Total Georgia			5,507,574
	Idaho – 0.4% (0.2% of Total Investments)
310	Idaho Water Resource Board, Water Resource Loan Program Revenue, Ground Water Rights	9/22 at 100.00	Baa1	317,263
	Mitigation Series 2012A, 5.000%, 9/01/32
	Madison County, Idaho, Hospital Revenue Certificates of Participation, Madison Memorial Hospital,
	Series 2006:
500	5.250%, 9/01/26	9/16 at 100.00	BB+	499,520
200	5.250%, 9/01/37	9/16 at 100.00	BB+	187,044
1,010	Total Idaho			1,003,827
	Illinois – 19.7% (12.5% of Total Investments)
3,000	Bensenville, Illinois, General Obligation Bonds, Series 2011A, 5.000%, 12/15/30 – AGM Insured	12/21 at 100.00	AA–	3,141,900
115	Chicago Public Building Commission, Illinois, General Obligation Lease Certificates, Chicago Board	No Opt. Call	A (4)	121,998
	of Education, Series 1990B, 7.000%, 1/01/15 – NPFG Insured (ETM)
4,100	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2011, 5.250%, 12/01/40	12/21 at 100.00	AA	4,228,453
8,670	Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999, 0.000%, 1/01/24 –	No Opt. Call	A+	5,421,958
	FGIC Insured
5,000	Chicago, Illinois, Motor Fuel Tax Revenue Bonds, Series 2003A, 5.000%, 1/01/33 – AMBAC Insured	4/14 at 100.00	AA+	5,002,450
2,000	Chicago, Illinois, Revenue Bonds, Midway Airport, Series 1996A, 5.500%, 1/01/29 – NPFG Insured	7/14 at 100.00	A	2,007,160
860	Chicago, Illinois, Revenue Bonds, Midway Airport, Series 1998B, 5.000%, 1/01/35 – NPFG Insured	7/14 at 100.00	A	862,460
6,410	Chicago, Illinois, Second Lien Wastewater Transmission Revenue Bonds, Series 2001A, 5.500%,	No Opt. Call	A+	7,162,147
	1/01/30 – NPFG Insured
8,500	Chicago, Illinois, Water Revenue Bonds, Senior Lien Series 2001, 5.750%, 11/01/30 – AMBAC	No Opt. Call	A3	9,685,920
	Insured (UB), (5)
200	Illinois Finance Authority, Revenue Bonds, Proctor Hospital, Series 2006, 5.125%, 1/01/25	1/16 at 100.00	Aa3	210,936
	Lombard Public Facilities Corporation, Illinois, Second Tier Conference Center and Hotel Revenue
	Bonds, Series 2005B:
850	5.250%, 1/01/25	1/16 at 100.00	D	353,388
1,750	5.250%, 1/01/30	1/16 at 100.00	D	691,898
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place
	Expansion Project, Series 1996A:
10,575	0.000%, 12/15/23 – NPFG Insured	No Opt. Call	AA–	7,052,994
10,775	0.000%, 12/15/24 – NPFG Insured	No Opt. Call	AA–	6,780,708
2,395	Southwestern Illinois Development Authority, Local Government Revenue Bonds, Edwardsville	No Opt. Call	AA–	1,727,921
	Community Unit School District 7 Project, Series 2007, 0.000%, 12/01/22 – AGM Insured
1,220	University of Illinois, Health Services Facilities System Revenue Bonds, Series 2013, 6.000%, 10/01/42	10/23 at 100.00	A	1,273,290
66,420	Total Illinois			55,725,581
	Indiana – 3.2% (2.1% of Total Investments)
6,180	Crown Point Multi-School Building Corporation, Indiana, First Mortgage Bonds, Crown Point	No Opt. Call	A	4,472,093
	Community School Corporation, Series 2000, 0.000%, 1/15/23 – NPFG Insured
1,500	Indiana Finance Authority, Provate Activity Bonds, Ohio River Bridges East End Crossing Project,	7/23 at 100.00	BBB	1,433,475
	Series 2013B, 5.000%, 7/01/40 (Alternative Minimum Tax)
1,250	Portage, Indiana, Economic Development Revenue Bonds, Ameriplex Project, Series 2006,	7/16 at 100.00	A	1,281,288
	5.000%, 7/15/23
1,700	Saint Joseph County, Indiana, Educational Facilities Revenue Bonds, University of Notre Dame	3/18 at 100.00	Aaa	1,846,540
	du Lac Project, Refunding Series 2009, 5.000%, 3/01/36
1,000	St. Joseph County Hospital Authority, Indiana, Revenue Bonds, Madison Center Inc., Series 2005,	2/15 at 100.00	N/R	106,870
	5.250%, 2/15/28 (6)
11,630	Total Indiana			9,140,266
	Iowa – 1.8% (1.1% of Total Investments)
2,000	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company	No Opt. Call	BB–	1,980,940
	Project, Series 2013, 5.000%, 12/01/19
4,000	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C,	6/15 at 100.00	B+	3,097,800
	5.500%, 6/01/42
6,000	Total Iowa			5,078,740
	Kansas – 2.4% (1.5% of Total Investments)
5,000	Wyandotte County/Kansas City Unified Government Board of Utilities, Kansas, Utility System	No Opt. Call	A+	5,331,998
	Revenue Bonds, Series 2012B, 5.000%, 9/01/32
2,295	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Capital	No Opt. Call	A–	1,574,921
	Appreciation Revenue Bonds Redevelopment Project Area B – Major Multi-Sport Athletic Complex
	Project, Subordinate Lien Series 2010B, 0.000%, 6/01/21
7,295	Total Kansas			6,906,919
	Kentucky – 3.3% (2.1% of Total Investments)
1,700	Kentucky Economic Development Finance Authority, Hospital Facilities Revenue Bonds, Owensboro	6/20 at 100.00	BBB+	1,809,327
	Medical Health System, Series 2010A, 6.500%, 3/01/45
2,290	Kentucky Municipal Power Agency, Power Supply System Revenue Bonds, Prairie State Project	9/17 at 100.00	A	2,356,044
	Series 2007A, 5.000%, 9/01/37 – NPFG Insured
4,440	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds, Downtown	7/23 at 100.00	Baa3	4,584,744
	Crossing Project, Series 2013A, 5.750%, 7/01/49
510	Louisville and Jefferson County Metropolitan Government, Kentucky, Industrial Building Revenue	10/16 at 100.00	A+	516,181
	Bonds, Sisters of Mercy of the Americas, Series 2006, 5.000%, 10/01/35
8,940	Total Kentucky			9,266,296
	Louisiana – 7.0% (4.5% of Total Investments)
2,930	Ascension Parish Industrial development Board, Louisiana, Revenue Bonds, Impala Warehousing	7/23 at 100.00	N/R	2,727,185
	(US) LLC Project, Series 2013, 6.000%, 7/01/36
1,500	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series	5/17 at 100.00	Baa1	1,518,135
	2007A, 5.500%, 5/15/47
330	Louisiana Stadium and Exposition District, Revenue Refunding Bonds, Senior Lien Series 2013A,	7/23 at 100.00	A	340,877
	5.000%, 7/01/36
	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006A:
825	4.750%, 5/01/39 – AGM Insured (UB)	5/16 at 100.00	Aa1	840,048
8,880	4.500%, 5/01/41 – FGIC Insured (UB)	5/16 at 100.00	Aa1	8,887,904
5	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006A, Trust 660, 16.402%,	5/16 at 100.00	Aa1	5,018
	5/01/34 – NPFG Insured (IF)
3,950	Morehouse Parish, Louisiana, Pollution Control Revenue Bonds, International Paper Company,	No Opt. Call	BBB	3,980,376
	Series 2002A, 5.700%, 4/01/14
1,000	New Orleans, Louisiana, General Obligation Refunding Bonds, Series 2012, 5.000%, 12/01/28 –	12/22 at 100.00	AA–	1,071,820
	AGM Insured
485	Saint Charles Parish, Louisiana, Gulf Opportunity Zone Revenue Bonds, Valero Project, Series 2010,	No Opt. Call	BBB	490,471
	4.000%, 12/01/40 (Mandatory put 6/01/22)
19,905	Total Louisiana			19,861,834
	Maryland – 1.3% (0.8% of Total Investments)
2,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health,	8/14 at 100.00	A2	2,055,540
	Series 2004, 5.375%, 8/15/24
1,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Western Maryland	7/16 at 100.00	A	1,502,820
	Health, Series 2006A, 4.750%, 7/01/36 – NPFG Insured
3,500	Total Maryland			3,558,360
	Massachusetts – 3.1% (2.0% of Total Investments)
7,500	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds,	1/20 at 100.00	A+	7,789,272
	Senior Lien Series 2010B, 5.000%, 1/01/37
1,000	Massachusetts Development Finance Authority, Revenue Bonds, Hampshire College, Series 2004,	10/14 at 100.00	BBB	1,010,060
	5.625%, 10/01/24
8,500	Total Massachusetts			8,799,332
	Michigan – 6.4% (4.1% of Total Investments)
4,600	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2006B, 4.625%,	7/16 at 100.00	A	4,020,216
	7/01/34 – FGIC Insured
5,000	Detroit, Michigan, Water Supply System Revenue Bonds, Senior Lien Series 2011A,	7/21 at 100.00	BB–	4,621,248
	5.250%, 7/01/41
1,500	Michigan Finance Authority, Revenue Bonds, Sparrow Obligated Group, Series 2012,	11/22 at 100.00	A+	1,507,305
	5.000%, 11/15/42
2,000	Michigan Finance Authority, State Revolving Fund Revenue Bonds, Clean Water Series 2012,	10/22 at 100.00	AAA	2,202,860
	5.000%, 10/01/31
815	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series	12/16 at 100.00	Aa2	831,439
	2006A, 5.000%, 12/01/31
185	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series	12/16 at 100.00	Aa2 (4)	208,092
	2006A, 5.000%, 12/01/31 (Pre-refunded 12/01/16)
5,000	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/18 at 100.00	BB–	4,531,850
	Series 2008A, 6.875%, 6/01/42
170	Monroe County Hospital Finance Authority, Michigan, Mercy Memorial Hospital Corporation	6/16 at 100.00	BBB	170,060
	Revenue Bonds, Series 2006, 5.500%, 6/01/35
19,270	Total Michigan			18,093,070
	Minnesota – 3.7% (2.3% of Total Investments)
4,350	Cohasset, Minnesota, Pollution Control Revenue Bonds, Allete Inc., Series 2004, 4.950%, 7/01/22	7/14 at 100.00	A1	4,380,450
1,000	Duluth Economic Development Authority, Minnesota, Healthcare Facilities Revenue Bonds,	2/14 at 100.00	N/R (4)	1,002,010
	Benedictine Health System – St. Mary’s Duluth Clinic, Series 2004, 5.250%, 2/15/21
	(Pre-refunded 2/15/14)
2,290	Minneapolis-St. Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds,	3/14 at 100.00	A	2,300,076
	HealthPartners Inc., Series 2003, 6.000%, 12/01/20
530	Minnesota Higher Education Facilities Authority, Revenue Bonds, University of St. Thomas, Series	10/14 at 100.00	A2	547,437
	2004-5Y, 5.250%, 10/01/19
1,000	Minnesota Municipal Power Agency, Electric Revenue Bonds, Series 2004A, 5.250%, 10/01/19	10/14 at 100.00	A3	1,031,190
1,000	Minnesota State, General Obligation Bonds, Various Purpose, Refunding Series 2010D,	No Opt. Call	AA+	1,176,210
	5.000%, 8/01/18
10,170	Total Minnesota			10,437,373
	Mississippi – 0.8% (0.5% of Total Investments)
2,325	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial	9/14 at 100.00	AA–	2,376,987
	Healthcare, Series 2004B-1, 5.000%, 9/01/24
	Missouri – 1.1% (0.7% of Total Investments)
100	Hannibal Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Hannibal	3/16 at 100.00	BBB+	101,630
	Regional Hospital, Series 2006, 5.000%, 3/01/22
2,880	Joplin Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Freeman	2/15 at 102.00	BBB+	2,970,778
	Health System, Series 2004, 5.500%, 2/15/24
2,980	Total Missouri			3,072,408
	Nebraska – 0.9% (0.6% of Total Investments)
1,580	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Nebraska Medical	No Opt. Call	Aa3	1,759,978
	Center, Series 2003, 5.000%, 11/15/16
515	Omaha Public Power District, Nebraska, Separate Electric System Revenue Bonds, Nebraska City 2,	2/17 at 100.00	AA+	796,906
	Tender Option Bond Trust 11673, 20.138%, 8/01/40 – AMBAC Insured (IF)
2,095	Total Nebraska			2,556,884
	Nevada – 2.3% (1.5% of Total Investments)
4,000	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2010B, 5.750%, 7/01/42	1/20 at 100.00	A+	4,451,320
2,050	Washoe County, Nevada, General Obligation Bonds, Reno-Sparks Convention & Visitors Authority,	7/21 at 100.00	AA	2,155,514
	Refunding Series 2011, 5.000%, 7/01/32
6,050	Total Nevada			6,606,834
	New Hampshire – 1.6% (1.0% of Total Investments)
3,500	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Catholic Medical Center,	No Opt. Call	BBB+	3,144,225
	Series 2012, 4.000%, 7/01/32
1,110	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Dartmouth College,	6/19 at 100.00	AA+	1,482,283
	Tender Option Bond Trust 09-7W, 14.315%, 6/01/39 (IF)
4,610	Total New Hampshire			4,626,508
	New Jersey – 6.6% (4.2% of Total Investments)
1,865	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge	1/24 at 100.00	AA–	1,894,486
	Replacement Project, Series 2013, 5.125%, 1/01/39 – AGM Insured (Alternative Minimum Tax)
1,000	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2005P,	9/15 at 100.00	A+ (4)	1,079,090
	5.250%, 9/01/24 (Pre-refunded 9/01/15)
2,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health Care	7/21 at 100.00	BBB+	2,122,340
	System, Refunding Series 2011A, 5.625%, 7/01/32
1,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital	No Opt. Call	A+	555,020
	Appreciation Series 2010A, 0.000%, 12/15/26
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C:
25,000	0.000%, 12/15/35 – AMBAC Insured	No Opt. Call	A+	7,597,997
10,000	0.000%, 12/15/36 – AMBAC Insured	No Opt. Call	A+	2,827,398
2,500	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.000%, 1/01/25 – AGM Insured	1/15 at 100.00	AA–	2,585,050
43,365	Total New Jersey			18,661,381
	New York – 12.3% (7.8% of Total Investments)
	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue
	Bonds, Barclays Center Project, Series 2009:
660	6.000%, 7/15/30	1/20 at 100.00	BBB–	706,576
1,600	0.000%, 7/15/44	No Opt. Call	BBB–	255,904
1,500	Dormitory Authority of the State of New York, State and Local Appropriation Lease Bonds, Upstate	7/14 at 100.00	AA–	1,528,665
	Community Colleges, Series 2004B, 5.250%, 7/01/19
1,100	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series	2/21 at 100.00	A	1,190,376
	2011A, 5.750%, 2/15/47
2,200	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%,	2/17 at 100.00	A	2,182,642
	2/15/47 – NPFG Insured
7,500	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A,	6/16 at 100.00	AA+	8,097,823
	5.000%, 12/01/25 – FGIC Insured (UB)
865	New York City Municipal Water Finance Authority, New York, Water and Sewerage System	12/14 at 100.00	Aa1 (4)	901,754
	Revenue Bonds, Fiscal Series 2005B, 5.000%, 6/15/23 (Pre-refunded 12/15/14) – AMBAC Insured
1,135	New York City Municipal Water Finance Authority, New York, Water and Sewerage System	12/14 at 100.00	AAA	1,180,865
	Revenue Bonds, Fiscal Series 2005B, 5.000%, 6/15/23 – AMBAC Insured
1,045	New York City, New York, General Obligation Bonds, Fiscal Series 2004B, 5.250%, 8/01/15	8/14 at 100.00	AA	1,071,282
5	New York City, New York, General Obligation Bonds, Fiscal Series 2004B, 5.250%, 8/01/15	8/14 at 100.00	N/R (4)	5,128
	(Pre-refunded 8/01/14)
4,000	New York City, New York, General Obligation Bonds, Fiscal Series 2004C, 5.250%, 8/15/20	8/14 at 100.00	N/R (4)	4,110,358
	(Pre-refunded 8/15/14) (WI/DD, Settling 2/06/14)
910	New York Convention Center Development Corporation, Hotel Unit Fee Revenue Bonds, Series 2005,	11/15 at 100.00	AA+	962,216
	Trust 2364, 17.600%, 11/15/44 – AMBAC Insured (IF)
1,560	New York Liberty Development Corporation, Liberty Revenue Bonds, 4 World Trade Center Project,	11/21 at 100.00	A+	1,597,783
	Series 2011, 5.000%, 11/15/44
	New York State Thruway Authority, General Revenue Bonds, Residual Series 2005G:
6,460	5.000%, 1/01/25 – AGM Insured (UB)	7/15 at 100.00	AA–	6,845,210
2,580	5.000%, 1/01/26 – AGM Insured (UB)	7/15 at 100.00	AA–	2,727,477
1,000	New York State Urban Development Corporation, Subordinate Lien Corporate Purpose Bonds,	7/14 at 100.00	A	1,020,100
	Series 2004A, 5.125%, 1/01/22
395	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal	12/20 at 100.00	BBB	428,769
	LLC Project, Eighth Series 2010, 6.000%, 12/01/42
34,515	Total New York			34,812,928
	North Carolina – 4.5% (2.8% of Total Investments)
10,300	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series	No Opt. Call	AA–	12,637,894
	1993B, 6.000%, 1/01/22 – CAPMAC Insured (UB), (5)
	North Dakota – 0.2% (0.2% of Total Investments)
675	Burleigh County, North Dakota, Health Care Revenue Bonds, Saint Alexius Medical Center Project,	7/22 at 100.00	BBB+	687,508
	Refunding Series 2012A, 5.000%, 7/01/38
	Ohio – 5.0% (3.2% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
4,100	5.125%, 6/01/24	6/17 at 100.00	B–	3,457,161
3,410	5.875%, 6/01/47	6/17 at 100.00	B	2,723,908
1,000	JobsOhio Beverage System, Ohio, Statewide Liquor Profits Revenue Bonds, Senior Lien Series	1/23 at 100.00	AA	1,041,200
	2013A, 5.000%, 1/01/38 (Mandatory put 1/01/23)
	JobsOhio Beverage System, Ohio, Statewide Senior Lien Liquor Profits Revenue Bonds, Tender
	Option Bond Trust 1157:
625	17.677%, 1/01/38 (IF), (5)	1/23 at 100.00	AA	728,000
1,315	17.677%, 1/01/38 (Mandatory put 1/01/23) (IF), (5)	1/23 at 100.00	AA	1,531,712
265	17.609%, 1/01/38 (Mandatory put 1/01/23) (IF), (5)	1/23 at 100.00	AA	308,497
4,000	Ohio, Solid Waste Revenue Bonds, Republic Services Inc., Series 2004, 4.250%, 4/01/33	No Opt. Call	BBB+	4,011,078
	(Mandatory put 4/01/14) (Alternative Minimum Tax)
250	Port of Greater Cincinnati Development Authority, Ohio, Economic Development Revenue Bonds,	10/16 at 100.00	A+	257,048
	Sisters of Mercy of the Americas, Series 2006, 5.000%, 10/01/25
14,965	Total Ohio			14,058,604
	Oklahoma – 2.2% (1.4% of Total Investments)
450	Norman Regional Hospital Authority, Oklahoma, Hospital Revenue Bonds, Series 2005,	9/16 at 100.00	BBB–	450,999
	5.375%, 9/01/36
3,000	Tulsa Airports Improvement Trust, Oklahoma, General Airport Revenue Bonds, Series 2013A,	6/23 at 100.00	AA	3,058,650
	5.625%, 6/01/43 – BAM Insured (Alternative Minimum Tax)
2,705	Tulsa County Industrial Authority, Oklahoma, Health Care Revenue Bonds, Saint Francis Health	12/16 at 100.00	AA+	2,739,110
	System, Series 2006, 5.000%, 12/15/36
6,155	Total Oklahoma			6,248,759
	Oregon – 0.4% (0.3% of Total Investments)
1,240	Oregon State, General Obligation Bonds, State Board of Higher Education, Series 2004A, 5.000%,	8/14 at 100.00	AA+ (4)	1,270,256
	8/01/23 (Pre-refunded 8/01/14)
	Pennsylvania – 2.4% (1.5% of Total Investments)
2,000	Allegheny County Sanitary Authority, Pennsylvania, Sewer Revenue Bonds, Series 2005A, 5.000%,	12/15 at 100.00	A1	2,136,080
	12/01/23 – NPFG Insured
4,500	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2009C, 0.000%,	6/26 at 100.00	AA	4,543,740
	6/01/33 – AGM Insured
6,500	Total Pennsylvania			6,679,820
	Rhode Island – 0.7% (0.4% of Total Investments)
1,970	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,	4/14 at 100.00	Baa1	1,970,177
	Series 2002A, 6.000%, 6/01/23
	South Carolina – 3.9% (2.4% of Total Investments)
4,405	Dorchester County School District 2, South Carolina, Installment Purchase Revenue Bonds,	12/14 at 100.00	AA– (4)	4,592,651
	GROWTH, Series 2004, 5.250%, 12/01/23 (Pre-refunded 12/01/14)
3,620	Greenville, South Carolina, Hospital Facilities Revenue Refunding Bonds, Series 2003A, 5.250%,	3/14 at 100.00	AA–	3,633,068
	5/01/21 – AMBAC Insured
2,620	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2013A,	12/23 at 100.00	AA–	2,725,141
	5.125%, 12/01/43
10,645	Total South Carolina			10,950,860
	South Dakota – 0.6% (0.4% of Total Investments)
1,750	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sioux Valley Hospitals,	11/14 at 100.00	A+	1,835,068
	Series 2004A, 5.500%, 11/01/31
	Tennessee – 2.2% (1.4% of Total Investments)
275	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Refunding	7/23 at 100.00	A (4)	276,081
	and Improvement Bonds, Johnson City Medical Center, Series 1998C, 5.125%, 7/01/25
	(Pre-refunded 7/01/23) – NPFG Insured
1,600	Johnson City Health and Educational Facilities Board, Tennessee, Revenue Bonds, Mountain	7/16 at 100.00	BBB+	1,642,448
	States Health Alliance, Series 2006A, 5.500%, 7/01/36
4,000	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006A, 5.250%, 9/01/26	No Opt. Call	A	4,317,680
5,875	Total Tennessee			6,236,209
	Texas – 8.6% (5.5% of Total Investments)
4,280	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, First Tier	1/17 at 100.00	BB+	3,904,385
	Series 2006A, 5.000%, 1/01/34 – SYNCORA GTY Insured
1,075	Brazos River Authority, Texas, Pollution Control Revenue Bonds, TXU Energy Company LLC Project,	10/14 at 100.00	CC	29,563
	Series 2003C, 6.750%, 10/01/38 (Alternative Minimum Tax)
3,750	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, First Tier Series	10/23 at 100.00	BBB+	3,772,463
	2013A, 5.125%, 10/01/43
2,745	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo	10/22 at 100.00	BB+	2,676,814
	Petroleum Corporation Project, Series 1995, 4.875%, 5/01/25 (Alternative Minimum Tax)
	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior Lien Series 2001H:
150	0.000%, 11/15/24 – NPFG Insured	No Opt. Call	A	80,228
4,440	0.000%, 11/15/29 – NPFG Insured	No Opt. Call	A	1,659,805
3,000	Houston, Texas, First Lien Combined Utility System Revenue Bonds, First Lien Series 2004A,	5/14 at 100.00	AA	3,044,219
	5.250%, 5/15/25 – NPFG Insured
	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson Memorial
	Hospital Project, Series 2005:
400	5.250%, 8/15/21	2/16 at 100.00	BBB–	410,572
600	5.125%, 8/15/26	2/16 at 100.00	BBB–	606,882
800	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds, Southwest	11/20 at 100.00	BBB–	804,808
	Airlines Company, Series 2010, 5.250%, 11/01/40
2,000	McCamey County Hospital District, Texas, General Obligaiton Bonds, Series 2013, 6.125%, 12/01/38	12/25 at 100.00	Baa2	2,068,760
950	North Texas Tollway Authority, Second Tier System Revenue Refunding Bonds, Series 2008F,	1/18 at 100.00	A3	1,005,974
	5.750%, 1/01/38
1,000	Sabine River Authority, Texas, Pollution Control Revenue Bonds, TXU Electric Company, Series	11/15 at 100.00	CCC	27,500
	2001C, 5.200%, 5/01/28
125	Tarrant County Cultural and Educational Facilities Finance Corporation, Texas, Revenue Bonds,	2/17 at 100.00	AA–	131,945
	Texas Health Resources Project, Trust 1031, 17.891%, 2/15/30 (IF), (5)
3,000	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Texas	2/17 at 100.00	AA–	3,041,670
	Health Resources, Series 2007A, 5.000%, 2/15/36 (UB)
1,000	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series	No Opt. Call	A3	1,007,780
	2012, 5.000%, 12/15/31
	Texas Tech University, Financing System Revenue Bonds, 9th Series 2003:
20	5.250%, 2/15/18 – AMBAC Insured	4/14 at 100.00	AA	20,083
15	5.250%, 2/15/19 – AMBAC Insured	4/14 at 100.00	AA	15,062
29,350	Total Texas			24,308,513
	Utah – 2.7% (1.7% of Total Investments)
1,000	Central Utah Water Conservancy District, Water Revenue Bonds, Series 2012C, 5.000%, 10/01/42	10/22 at 100.00	AA+	1,067,670
2,000	Utah County, Utah, Hospital Revenue Bonds, IHC Health Services Inc., Series 2012, 5.000%, 5/15/43	5/21 at 100.00	AA+	2,082,240
235	Utah Housing Corporation, Single Family Mortgage Bonds, Series 2001D, 5.500%, 1/01/21	7/14 at 100.00	Aaa	235,407
	(Alternative Minimum Tax)
4,110	Utah Transit Authority, Sales Tax Revenue and Refunding Bonds, Series 2012, 5.000%, 6/15/42	6/22 at 100.00	A1	4,244,601
7,345	Total Utah			7,629,918
	Virginia – 1.7% (1.1% of Total Investments)
	Route 460 Funding Corporation, Virginia, Toll Road Reveue Bonds, Series 2012B:
1,525	0.000%, 7/01/36	No Opt. Call	BBB–	377,072
1,400	0.000%, 7/01/37	No Opt. Call	BBB–	322,980
1,765	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, 95 Express Lanes LLC	1/22 at 100.00	BBB–	1,630,066
	Project, Series 2012, 5.000%, 1/01/40 (Alternative Minimum Tax)
2,520	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing,	7/22 at 100.00	BBB–	2,526,602
	Opco LLC Project, Series 2012, 5.500%, 1/01/42 (Alternative Minimum Tax)
7,210	Total Virginia			4,856,720
	Washington – 1.0% (0.6% of Total Investments)
1,000	Washington Health Care Facilities Authority, Revenue Bonds, Kadlec Regional Medical Center,	12/20 at 100.00	Baa3	1,002,740
	Series 2010, 5.500%, 12/01/39
1,000	Washington Health Care Facilities Authority, Revenue Bonds, Kadlec Regional Medical Center,	12/21 at 100.00	Baa3	898,810
	Series 2012, 5.000%, 12/01/42
1,000	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children’s Hospital,	10/22 at 100.00	AA	1,027,180
	Series 2012A, 5.000%, 10/01/42
3,000	Total Washington			2,928,730
	Wisconsin – 1.4% (0.9% of Total Investments)
160	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Divine Savior Healthcare,	5/16 at 100.00	BBB	160,629
	Series 2006, 5.000%, 5/01/32
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Fort Healthcare Inc.,	5/14 at 100.00	BBB	1,009,840
	Series 2004, 5.375%, 5/01/18
2,500	Wisconsin State, General Obligation Bonds, Series 2006A, 4.750%, 5/01/25 – FGIC Insured (UB), (5)	5/16 at 100.00	AA	2,712,000
3,660	Total Wisconsin			3,882,469
	Wyoming – 0.5% (0.3% of Total Investments)
1,350	Sweetwater County, Wyoming, Solid Waste Disposal Revenue Bonds, FMC Corporation, Series 2005,	12/15 at 100.00	A–	1,375,043
	5.600%, 12/01/35 (Alternative Minimum Tax)
$ 501,435	Total Municipal Bonds (cost $432,336,470)			445,666,241
	Floating Rate Oblgations – (13.4)%			(37,910,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (45.1)% (7)			(127,700,000)
	Other Assets Less Liabilities – 1.0%			2,899,349
	Net Assets Applicable to Common Shares – 100%			$ 282,955,590

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$445,666,241	$ —	$445,666,241

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of January 31, 2014, the cost of investments was $399,245,338.

Gross unrealized appreciation and gross unrealized depreciation of investments as of January 31, 2014, were as follows:

Gross unrealized:
Appreciation	$ 27,090,374
Depreciation	(18,579,579)
Net unrealized appreciation (depreciation) of investments	$ 8,510,795

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by the U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the
Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(7)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 28.7%.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Premier Municipal Income Fund, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         April 1, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         April 1, 2014

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         April 1, 2014